Commitments and Contingencies - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($) agreement vessel
Loss Contingencies [Line Items]
Estimated payments during the remainder of 2017	$ 729,653
Estimated payments during 2018	$ 1,102,859
Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Number of capital leased assets | agreement	3
Capital lease term	30 years
Number of vessels | vessel	3
Security deposit against future claims	$ 6,800
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Percentage of ownership interest	70.00%
Teekay Nakilat Joint Venture | HMRC
Loss Contingencies [Line Items]
Present value of the lease rental increase claim	$ 42,000
Consolidated LNG carrier newbuildings
Loss Contingencies [Line Items]
Estimated payments during the remainder of 2017	480,774
Estimated payments during 2018	539,241
Newbuildings | Consolidated LNG carrier newbuildings
Loss Contingencies [Line Items]
Estimated payments during the remainder of 2017	480,800
Estimated payments during 2018	$ 539,200